INCOME TAX (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017
INCOME TAX
Loss before income taxes	$ (20,827)	$ (38,224)	$ (73,353)	$ (5,687)
Statutory income tax rate	16.50%	16.50%	16.50%	16.50%	21.00%	35.00%
Income tax expense at statutory rate	$ (3,436)	$ (6,307)	$ (12,103)	$ (938)
Tax effect of non-taxable items			(1,059)	(3,936)
Net operating loss	3,436	6,307	13,162	4,874
Income tax expense	$ 0	$ 0	$ 0	$ 0